Contingent liabilities and legal proceedings - Other continuing matters relating to Dr Mallya and affiliates (Details) - Watson Limited £ in Millions, $ in Millions					12 Months Ended
	Nov. 16, 2017 GBP (£)	Nov. 16, 2017 USD ($)	Jul. 04, 2013 GBP (£)	Jul. 04, 2013 USD ($)	Jun. 30, 2015 GBP (£)	Jun. 30, 2015 USD ($)
25 February agreement
Disclosure of contingent liabilities [line items]
Damages claimed	£ 115	$ 142
Percentage of damages claimed	50.00%	50.00%
Standard Chartered Bank (SCB) | Diageo Holdings Netherlands BV | Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Guarantee provided in respect of bank facilities			£ 110	$ 135
Facility payment under guarantee agreement					£ 115	$ 141
Damages claimed	£ 115	$ 141